Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure of deposits [line items]
Term deposit liabilities	$ 616,480	$ 563,619
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	570,000	521,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	169,164	159,602
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	79,638	61,996
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	155,578	156,531
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	57,494	49,225
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	45,745	42,809
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	34,562	27,609
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	36,996	33,835
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 37,303	$ 32,012